Long-Term Investments - Additional Information (Detail) ¥ in Thousands, $ in Millions		1 Months Ended	12 Months Ended
	May 31, 2015 CNY (¥)	Jul. 31, 2017 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jan. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Subscription of limited partner interests				¥ 419,200	$ 60.8		¥ 70,720
Business acquisition cash consideration			¥ 935,932
Carrying amount of equity method investments				¥ 419,200	$ 60.8		¥ 70,720
Visionstar Information Technology (Shanghai) Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Business acquisition percentage of interests acquired		10.00%
Business acquisition cash consideration		¥ 30,000
Hunan Mango Autohome Automobile Sales Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Total capital contribution	¥ 100,000
Cash consideration paid to joint venture	¥ 49,000
Ownership percentage	49.00%
Fund Manager [Member]
Schedule of Equity Method Investments [Line Items]
Subscription of limited partner interests						¥ 400,000
Carrying amount of equity method investments						¥ 400,000